OCCUPATIONAL HEALTHCARE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
OCCUPATIONAL HEALTHCARE OBLIGATION
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		1,274.1	1,153.3	-
Occupational healthcare obligation recognised		-	-	1,077.2
Interest charge	5	115.5	105.4	46.4
Change in estimate charge to profit or loss		(39.6)	15.4	29.7
Payments made		(67.9)	-	-
Balance at the end of the year		1,282.1	1,274.1	1,153.3
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		1,282.1	1,274.1	1,153.3
Current portion of occupational healthcare obligation		(148.7)	(109.9)	(0.8)
Non-current portion of occupational healthcare obligation		1,133.4	1,164.2	1,152.5